PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment Related to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 9,290
Impairment loss	1,795	$ 6,349	$ 6,112
Balance at end of year	8,547	9,290
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	70,242	53,814
Adjustment on transition to IFRS 16		21,185
Additions	2,911	2,825
Disposals or retirements	(6,123)	(7,550)
Exchange adjustments	(1,925)	(32)
Balance at end of year	65,105	70,242	53,814
Cost [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	24,269	2,605
Adjustment on transition to IFRS 16		20,961
Additions	8	681
Disposals or retirements
Exchange adjustments	10	22
Balance at end of year	24,287	24,269	2,605
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,005	4,560
Adjustment on transition to IFRS 16
Additions	41	71
Disposals or retirements	(299)	(1,626)
Exchange adjustments	(77)
Balance at end of year	2,670	3,005	4,560
Cost [Member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,292	6,585
Adjustment on transition to IFRS 16		149
Additions	96	168
Disposals or retirements	(66)	(2,610)
Exchange adjustments	(13)
Balance at end of year	4,309	4,292	6,585
Cost [Member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	38,676	40,064
Adjustment on transition to IFRS 16		75
Additions	2,766	1,905
Disposals or retirements	(5,758)	(3,314)
Exchange adjustments	(1,845)	(54)
Balance at end of year	33,839	38,676	40,064
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(60,952)	(48,452)
Charge for the year	(1,714)	(2,530)
Adjustment on transition to IFRS 16		(11,099)
Impairment loss	(1,795)	(6,349)
Disposals or retirements	5,973	7,493
Reallocations / reclassifications		(5)
Exchange adjustments	1,930	(10)
Balance at end of year	(56,558)	(60,952)	(48,452)
Accumulated depreciation and impairment losses [member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(18,493)	(1,934)
Charge for the year	(783)	(1,545)
Adjustment on transition to IFRS 16		(10,984)
Impairment loss	(347)	(4,024)
Disposals or retirements
Reallocations / reclassifications
Exchange adjustments	(6)	(6)
Balance at end of year	(19,629)	(18,493)	(1,934)
Accumulated depreciation and impairment losses [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(2,037)	(3,243)
Charge for the year	(146)	(105)
Adjustment on transition to IFRS 16
Impairment loss	(78)	(233)
Disposals or retirements	299	1,544
Reallocations / reclassifications
Exchange adjustments	78
Balance at end of year	(1,884)	(2,037)	(3,243)
Accumulated depreciation and impairment losses [member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(3,682)	(5,783)
Charge for the year	(181)	(200)
Adjustment on transition to IFRS 16		(40)
Impairment loss	(180)	(276)
Disposals or retirements	84	2,618
Reallocations / reclassifications
Exchange adjustments	13	(1)
Balance at end of year	(3,945)	(3,682)	(5,783)
Accumulated depreciation and impairment losses [member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(36,740)	(37,492)
Charge for the year	(604)	(680)
Adjustment on transition to IFRS 16		(75)
Impairment loss	(1,190)	(1,816)
Disposals or retirements	5,590	3,331
Reallocations / reclassifications		(5)
Exchange adjustments	1,845	(3)
Balance at end of year	(31,099)	(36,740)	$ (37,492)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	9,290
Balance at end of year	8,547	9,290
Carrying amounts [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	5,776
Balance at end of year	4,658	5,776
Carrying amounts [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	968
Balance at end of year	786	968
Carrying amounts [Member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	610
Balance at end of year	363	610
Carrying amounts [Member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,936
Balance at end of year	$ 2,740	$ 1,936